Subsequent Events - Additional Information (Detail)	Apr. 08, 2024 USD ($) $ / shares	Mar. 26, 2024 USD ($)	Mar. 01, 2024 AffiliatedProperty	Feb. 19, 2024 AffiliatedProperty	May 02, 2024 $ / shares	Apr. 12, 2024 USD ($)	Apr. 01, 2024 $ / shares	Nov. 14, 2023 USD ($) $ / shares	Nov. 13, 2023 USD ($)	Apr. 12, 2023 USD ($)
Subsequent Event [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty			28
Convertible Notes | YA II PN, Ltd [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount								$ 15,000,000
Floor price trigger | $ / shares	$ 1							$ 1.28
Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 30,000,000							$ 28,900,000	$ 26,300,000
Extended maturity date		Sep. 30, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty				28
Subsequent Event [Member] | Convertible Notes | YA II PN, Ltd [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 5,000,000					$ 13,000,000
Extended maturity date	Sep. 30, 2025
Floor price trigger | $ / shares	$ 1				$ 0.5		$ 0.5	$ 1
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 30,000,000
Extended maturity date		Sep. 30, 2025